UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Colden Capital Advisers LLC

Address:  230 Park Avenue, 7th Floor
          New York, New York  10169



13F File Number: 028-10474

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin McLaughlin
Title:    Chief Financial Officer
Phone:    (212) 499-2550


Signature, Place and Date of Signing:


/s/ Kevin McLaughlin             New York, N.Y.             February 14, 2008
--------------------        ------------------------    ------------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $122,427
                                         (thousands)


List of Other Included Managers:

NONE
------------------------------

                                                      FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                       VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 --------        -----       --------  -------  --- ----   ----------  --------  ----    ------  ----
AMERICAN CAPITAL STRATEGIES    COM             024937104    6,599    200,200      PUT    SOLE        NONE      200,200
BCE INC                        COM NEW         05534B760    3,971    100,000  SH         SOLE        NONE      100,000
BUSINESS OBJECTS S A           SPONSORED ADR   12328X107    4,568     75,000  SH         SOLE        NONE       75,000
CADBURY SCHWEPPES PLC          ADR             127209302    4,196     85,000  SH         SOLE        NONE       85,000
CLEAR CHANNEL COMMUNICATIONS   COM             184502102    3,459    100,200      CALL   SOLE        NONE      100,200
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR   204412209    2,614     80,000  SH         SOLE        NONE       80,000
FORD MTR CO DEL                COM PAR $0.01   345370860    3,107    461,700      CALL   SOLE        NONE      461,700
HARRAHS ENTMT INC              COM             413619107   19,445    219,100  SH         SOLE        NONE      219,100
HARRAHS ENTMT INC              COM             413619107   19,649    221,400      PUT    SOLE        NONE      221,400
HEWLETT PACKARD CO             COM             428236103    9,086    180,000  SH         SOLE        NONE      180,000
INVESCO LTD                    SHS             G491BT108    2,903     92,500  SH         SOLE        NONE       92,500
PUGET ENERGY INC NEW           COM             745310102    9,875    360,000  SH         SOLE        NONE      360,000
REUTERS GROUP PLC              SPONSORED ADR   76132M102    5,136     67,500  SH         SOLE        NONE       67,500
SCHERING PLOUGH CORP           COM             806605101    2,131     80,000  SH         SOLE        NONE       80,000
SIRIUS SATELLITE RADIO INC     COM             82966U103    1,818    600,000      CALL   SOLE        NONE      500,000
SLM CORP                       COM             78442P106      467     23,200  SH         SOLE        NONE       23,200
SLM CORP                       COM             78442P106    2,884    143,200      PUT    SOLE        NONE      143,200
DISNEY WALT CO                 COM DISNEY      254687106    5,488    170,000  SH         SOLE        NONE      170,000
VERIZON COMMUNICATIONS         COM             92343V104    2,621     60,000  SH         SOLE        NONE       60,000
WILLBROS GROUP INC             COM             969199108   12,410    324,100  SH         SOLE        NONE      324,100



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